COST REDUCTION ACTIONS (Tables)	12 Months Ended
Dec. 28, 2013
COST REDUCTION ACTIONS
Restructuring charges and payments

 During 2013, restructuring charges and payments were as follows:

(In millions)	Accrual at December 29, 2012	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 28, 2013

2012 Program
Severance and related costs	$20.7	$27.2	$(41.0)	$–	$(.3)	$6.6
Lease and other contract cancellation costs	.1	3.4	(3.3)	–	–	.2
Asset impairment charges	–	9.7	–	(9.7)	–	–
2011 Actions
Severance and related costs	.1	–	(.1)	–	–	–

Total	$20.9	$40.3	$(44.4)	$(9.7)	$(.3)	$6.8

        During 2012, restructuring charges and payments, including those for discontinued operations, were as follows:

(In millions)	Accrual at December 31, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 29, 2012

2012 Program
Severance and related costs	$–	$50.7	$(30.5)	$–	$.5	$20.7
Lease cancellation costs	–	.1	–	–	–	.1
Asset impairment charges	–	6.9	–	(6.9)	–	–
2011 Actions
Severance and related costs	12.7	(1.1)	(11.7)	–	.2	.1
Lease cancellation costs	1.8	(.2)	(1.6)	–	–	–
Q3 2010 – Q42010 Actions
Severance and related costs	.2	–	(.2)	–	–	–

Total	$14.7	$56.4	$(44.0)	$(6.9)	$.7	$20.9

Costs incurred by reportable segment and other businesses in connection with restructuring actions

(In millions)	2013	2012	2011

Restructuring costs by reportable segment and other businesses
Pressure-sensitive Materials	$10.8	$34.1	$19.7
Retail Branding and Information Solutions	28.5	17.8	19.4
Other specialty converting businesses	.1	.9	–
Corporate	.9	3.0	4.8

Continuing operations	40.3	55.8	43.9

Discontinued operations	–	.6	1.3

	$40.3	$56.4	$45.2